FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about capital management (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [abstract]
Share capital	$ 98,916,239	$ 94,480,512
Reserves	12,137,446	10,787,553
Deficit	(69,861,983)	(66,933,241)
Capital	$ 41,191,702	$ 38,334,824